VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

UNIVERSITY OF TEXAS SYSTEM RETIREMENT PROGRAMS

FLEXIBLE PREMIUM, GROUP DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

(“THE CONTRACT” OR “CONTRACTS”)

issued to

Plans Established by Eligible Organizations under
Tax Code Sections 403(b), 415(m), and 457(b)

UPDATING SUMMARY PROSPECTUS

May 1, 2026

____________________________________________________________________________

There is one class of Contract described in this updating summary Prospectus (“summary Prospectus”). The Contract is issued in connection with plans established by eligible organizations under Tax Code Sections 403(b), 415(m), and 457(b) plans. The 403(b) Contracts are available as voluntary 403(b) Contracts or in connection with a 403(b) optional retirement plan (“403(b) ORP Contracts”). The voluntary 403(b) Contracts are also available as Roth 403(b) Contracts, and if permitted under the Governmental 457(b) plan, the Contract may be used with Roth 457(b) plans.

The full Prospectus for the Contracts (the “full Contract prospectus”) contains more information about the Contracts, including the features, benefits, and risks. You can find the current Prospectus and other information about the Contracts online at https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=isp&cid=voyavpx&fid=NRVA04097. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Additional information about certain investment products, including variable annuities, has been prepared by the U.S. Securities and Exchange Commission’s staff and is available at Investor.gov.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary Prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary Prospectus that have special meaning.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Contract or Contracts: The group or individual deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account, The Fixed Account II, and the Fixed Plus Account II A are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

Purchase Payment Period (also called “Deposit Cycle” in the Contract): For installment Purchase Payments, the period of time it takes to complete the number of installment Purchase Payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 Purchase Payments are made. If only 11 Purchase Payments are made, the payment period is not completed until the twelfth Purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of Account Years completed, regardless of the number of payments made.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary Prospectus.

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Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”), as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

Vested: The amount of money in a participant’s individual account attributable to participant contributions. In an, employer-sponsored retirement plan (i.e., a 401(k) or 403(b) plan), the Vested amount may include employer matching contributions.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary Prospectus is a summary of certain Contract features that have changed since May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.

•	Fee Table
•	Loans that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. The loan initiation fee will be deducted from the Vested individual Account Value during the first month of the loan period. We reserve the right to change the fee charged for loan initiation, but not to exceed $125 per loan.
•	Loans that have a 0.0% Loan Interest Rate Spread may also be subject to an annual loan administration fee (in addition to a loan initiation fee). The annual loan administration fee may apply to each outstanding loan and, if applied, will be deducted from the Vested individual Account Value annually at the beginning of each calendar year. We reserve the right to change the annual fee charged for loan maintenance, but the fee will not exceed $50.

•	Investment Options
•	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) changed its name to the American Funds® EUPAC Fund® (Class R4).
•	Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
•	Effective at the opening of business on June 2, 2025, the Wanger International Fund changed its name to the Columbia Variable Portfolio – Acorn International Fund.
•	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio merged into the Voya Large Cap Growth Portfolio.
•	Effective January 21, 2026, the VY® CBRE Real Estate Portfolio changed its name to the VY® Columbia Real Estate Portfolio. The former sub-adviser VY® CBRE Investment Management Listed Real Assets, LLC was replaced with the Columbia Management Investment Advisers, LLC.
•	Effective February 6, 2026, the Voya Large Cap Value Portfolio and the VY® T. Rowe Price Equity Income Portfolio merged into the Voya Large Cap Value Fund.
•	Effective on or about July 10, 2026, the Voya RussellTM Mid Cap Growth Index Portfolio will merge into the Voya RussellTM Mid Cap Index Portfolio.
•	Effective on or about July 17, 2026, the Voya Global Insights Portfolio will change its name to the Voya Global Insights Fund.

Effective on or about July 17, 2026, the VY® Baron Growth Portfolio will merge into the Voya MidCap Opportunities Fund.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	No. We do not impose a charge for early withdrawals from the Contract.
Are There Transaction Charges?

• Yes. The Investor may be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $175 per loan, and an ongoing fee of $25 per year. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid.

• Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate.

See “FEE TABLES - Transaction Expenses” and “CHARGES AND FEES” in the full Contract prospectus.

Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the Variable Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base Contract Expenses	0.00%[1,2]	0.45%[1,2]
Portfolio Company fees and expenses	0.46%[3]	1.46%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expense includes the mortality and expense risk charge (0.00% annually of your Account Value invested in the Subaccounts during the Accumulation Phase and 0.45% annually of your Account Value invested in the Subaccounts during the Income Phase) which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. We currently do not charge an annual maintenance fee but may deduct it during the Accumulation Phase. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES AND FEES - Periodic Fees and Charges.” See “CHARGES AND FEES - Periodic Fees and Charges” in the full Contract prospectus.
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
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FEES AND EXPENSES (continued from previous page)
Are There Ongoing Fees and Expenses?

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add early withdrawal charges that substantially increase costs.

Lowest Annual Cost Estimate $439	Highest Annual Cost Estimate $1,703

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   No loans;

•   Fees and expenses of least expensive Fund; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes: • Investment of $100,000; • 5% annual appreciation; • Fees and expenses of most expensive Fund; • No loans; and • No additional Purchase Payments, transfers or withdrawals.
See “FEE TABLES - Periodic Fees and Expenses” and “CHARGES AND FEES - Periodic Fees and Charges” in the full Contract prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?

Yes. An Investor can lose money by investing in the Contract or the fixed interest option. Contact Customer Service at 1-800-584-6001 for questions regarding the Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.

Is This a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

If you participate in the Texas Optional Retirement Program, you may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.

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RISKS (continued from the previous page)
What Are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS - The Variable Investment Options” and APPENDIX B: FIXED PLUS ACCOUNT II in the full Contract prospectus and “APPENDIX: INVESTMENT OPTONS AVAILABLE UNDER THE CONTRACT” to this summary Prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT - The General Account” in the full Contract prospectus.

RESTRICTIONS
Are There Limits on the Investments Options?

Yes.

•   Your plan may limit the number of options you may select at any one time. Please refer to your plan documents for more information;

•   Some Subaccounts and Fixed Interest Options may not be available through your plan. Please refer to your plan documents for a list of Subaccounts and Fixed Interest Options available to you.

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS - Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT - Limits on Frequent or Disruptive Transfers” in the full Contract prospectus.

Are There any Restrictions on Contract Benefits?

Yes.

•   We may discontinue or restrict the availability of an optional benefit; Benefits available to you may vary based on your plan. Please refer to your plan documents for benefits available to you; and

•   Withdrawals may reduce the amount of a death benefit based on premium by more than the amount withdrawn.

See “THE CONTRACT - Contract Provisions and Limitations - The Asset Rebalancing Program,” “DEATH BENEFIT - Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS - Availability of Systematic Distribution Options” and “LOANS - Availability” in the full Contract prospectus.

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TAXES
What are the Contract’s Tax Implications?

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full Contract prospectus.

CONFLICTS OF INTEREST
How are Investment Professionals Compensated?

•    We pay compensation to broker/dealers whose registered representatives sell the Contract.

•    Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•    Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS - Contract Distribution” in the full Contract prospectus.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.

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APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options and Fixed Interest Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options.

Variable Options

The following is a list of Funds available under the Contract. More information about the Funds is available in the Prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?doctype=usp&dtype=isp&cid=voyavpx&fid=NRVA04097. You can also request this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	American Funds® - EUPAC Fund® (Class R4)*,[1] Investment Adviser: Capital Research and Management CompanySM	0.82%	28.71%	4.22%	8.08%
Seeks to provide long-term growth of capital. Future income is a secondary objective.	American Funds® - New Perspective Fund® (Class R4)[1] Investment Adviser: Capital Research and Management CompanySM	0.75%	21.20%	8.99%	12.65%
Seeks to provide growth of capital.	American Funds® - The Growth Fund of America® (Class R4)**,[1] Investment Adviser: Capital Research and Management CompanySM	0.63%	19.88%	11.76%	15.11%

*	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) changed its name to the American Funds® EUPAC Fund® (Class R4).
**	This Fund is no longer available to new investments.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® Washington Mutual Investors Fund® (Class R4) Investment Adviser: Capital Research and Management CompanySM	0.75%*	16.90%	13.60%	12.08%
Seeks maximum long–term capital growth.	Artisan International Fund (Investor Shares) Investment Adviser: Artisan Partners Limited Partnership	1.19%	36.03%	8.56%	8.26%
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn Fund** Investment Adviser: Columbia Wanger Asset Management, LLC	0.91%*	4.47%	1.02%	8.66%
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn International Fund*** Investment Adviser: Columbia Wanger Asset Management, LLC	1.08%	12.76%	-1.00%	4.31%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
***	Effective at the opening of business on June 2, 2025, the Wanger International Fund changed its name to the Columbia Variable Portfolio – Acorn International Fund.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class)[2] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.55%	14.92%	13.70%	17.45%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[1] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	The Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to the fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)**,1 Investment Adviser: Impax Asset Management LLC	0.93%	10.86%	5.38%	7.68%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class Y)[1,2] Investment Adviser: Invesco Advisers, Inc.	1.05%	28.63%	-0.28%	6.26%
Seeks to deliver long– term growth of capital by investing primarily in stocks of mid– sized U.S. companies.	Lord Abbett Series Fund Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets.	PIMCO VIT Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Advisor Class)[2] Investment Adviser: Franklin Advisers, Inc.	0.77%*	17.14%	-1.00%	0.20%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A) Investment Adviser: Franklin Advisers, Inc.	1.02%*	12.40%	-2.02%	-0.45%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%*	8.80%	-2.30%	1.82%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	19.00%	10.52%	9.05%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.81%*	24.31%	7.21%	10.97%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
***	Effective on or about July 17, 2026, the Voya Global Insights Portfolio will change its name to the Voya Global Insights Fund.
[1]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	18.21%	15.46%	14.62%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	15.20%	13.73%	13.90%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.16%	9.90%	9.75%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.27%	8.97%	9.23%
Seeks to maximize total return consistent with reasonable risk.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%*	30.89%	8.50%	7.91%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
[1]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long– term growth of capital and current income.	Voya Large Cap Value Fund (Class A)**, **** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%*	12.66%	12.56%	10.85%
Seeks long– term growth of capital and current income.	Voya Large Cap Value Fund (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	13.05%	12.94%	11.22%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC and T. Rowe Price Associates Inc.+	0.67%*	15.33%	12.23%	15.19%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S)***,**** Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC and T. Rowe Price Associates Inc. +	0.92%*	15.09%	11.96%	14.90%
Seeks long– term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective February 6, 2026, the Voya Large Cap Value Portfolio merged into the Voya Large Cap Value Fund.
***	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio merged into the Voya Large Cap Growth Portfolio.
****	This Fund is no longer available to new investments.
+	Effective October 27, 2025, T. Rowe Price Associates Inc. has been added as a subadviser.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	17.82%	15.95%	18.35%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya Russell™ Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%*	18.75%	14.72%	15.36%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	17.69%	11.42%	10.25%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%*	8.08%	5.98%	11.77%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
***	Effective on or about July 10, 2026, the Voya RussellTM Mid Cap Growth Index Portfolio will merge into the Voya RussellTM Mid Cap Index Portfolio.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	10.08%	8.26%	10.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	12.51%	5.75%	9.29%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.87%*	8.59%	6.26%	8.39%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	16.37%	7.49%	8.96%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)**,[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%*	16.05%	7.22%	8.68%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	19.48%	9.35%	10.19%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Service Class)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%*	19.15%	9.07%	9.92%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	19.92%	9.60%	10.36%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2070. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2070 Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%*	N/A	N/A	N/A

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)**,1 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%*	16.87%	9.89%	10.55%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)**,1 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	13.05%	6.84%	8.04%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I)**,1 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%*	8.33%	2.97%	4.77%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)**,[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	11.23%	3.60%	5.42%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%*	6.70%	-0.75%	1.64%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
***	Effective August 8, 2025, the Voya Solution 2025 Portfolio merged into the Voya Solution Income Portfolio.
[1]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%*	5.33%	8.46%	9.28%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%*	4.99%	8.19%	9.00%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S)**,*** Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%*	-10.94%	-0.34%	9.17%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.91%*	6.82%	4.03%	3.99%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
***	Effective on or about July 17, 2026, the VY® Baron Growth Portfolio will merge into the Voya MidCap Opportunities Fund.
USP.134760-26	22

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return including capital appreciation and current income.	VY® Columbia Real Estate Portfolio (Class S)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC***	1.00%*	0.03%	5.67%	4.80%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%*	17.08%	13.87%	14.01%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.97%*	17.02%	14.95%	11.75%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.65%	15.63%	13.09%	11.00%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.90%	15.35%	12.829%	10.72%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
***	Effective January 21, 2026, the VY® CBRE Real Estate Portfolio changed its name to the VY® Columbia Real Estate Portfolio. The former sub-adviser VY® CBRE Investment Management Listed Real Assets, LLC was replaced with the Columbia Management Investment Advisers, LLC.
USP.134760-26	23

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.89%	3.86%	4.89%	9.04%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.14%	3.65%	4.63%	8.77%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.65%	12.32%	9.49%	11.32%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.90%	12.02%	9.22%	11.04%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
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Fixed Interest Options

The following is the Fixed Interest Option currently available under the Contract. The availability of the Fixed Interest Option may vary based on employer and state approval and participants should refer to their plan documents for a list of available Fixed Interest Options. We may change the features of the Fixed Interest Option listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Option. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate*
The Fixed Plus Account II	N/A	3.00%

*	The minimum guaranteed interest rate for your Contract is stated in your Contract, and will not be less than stated.
USP.134760-26	25

HOW TO GET MORE INFORMATION

This updating summary Prospectus incorporates by reference the full University of Texas System Retirement Programs Contract prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2026, as amended or supplemented. You can find these documents online at https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=isp&cid=voyavpx&fid=NRVA04097 for the Contract prospectus and https://vpx.broadridge.com/getcontract1.asp?doctype=sai&dtype=isp&cid=voyavpx&fid=NRVA04097 for the SAI. You can also obtain these documents at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Reports and other information about the Variable Annuity Account C, and Voya Retirement Insurance and Annuity Company, are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000035218

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